PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2021	2020
Property	$858,858	$838,798
Leasehold improvement	283,607	373,966
Office equipment	173,355	139,848
Electronic equipment	377,162	68,269
Less: accumulated depreciation	(314,525)	(511,645)
	$1,378,457	$909,236

Depreciation expense was $210,208, $236,059 and $202,024 for the years ended December 31, 2021, 2020 and 2019, respectively. During the year ended December 31, 2021, the Company recognized impairment loss of $434,878 on electronic equipment.

During the years ended December 31, 2021, the Company disposed of leasehold improvement, office equipment and electronic equipment, and recorded loss from disposal of property and equipment of $14,810. On the date of disposal, the cost and accumulated depreciation of leasehold improvement was $382,909 and $382,909, respectively, the cost and accumulated depreciation of office equipment was $27,071 and $13,436, respectively, and the cost and accumulated depreciation of office equipment was $27,156 and $25,798, respectively.